Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision For Decommissioning Costs
Opening balance	$ 18,600	$ 15,619
Adjustment to provision	3,821	3,484
Transfers related to liabilities held for sale	(339)	(1,258)
Use of provisions	(1,227)	(854)
Interest accrued	837	476
Others	(8)	(5)
Translation adjustment	1,519	1,138
Closing balance	23,203	18,600
Current	2,032
Non-current	$ 21,171	$ 18,600